Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments [Abstract]
Disclosure of financial assets by categories	Financial assets and liabilities by categories

December 31, 2020	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$167,113	$—	$—	$167,113
Trade receivables from provisional concentrates sales (1)	—	35,084	—	35,084
Receivable not arising from sale of metal concentrates (1)	84,486	—	—	84,486
Short-term investments, equity securities	—	111,946	—	111,946
Derivative financial assets	—	7,812	—	7,812
	$251,599	$154,842	$—	$406,441
Financial Liabilities:
Derivative financial liabilities	$—	$367	$—	$367
(1)Included in Trade and other receivables.

December 31, 2019	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$120,564	$—	$—	$120,564
Trade receivables from provisional concentrates sales (1)	—	48,767	—	48,767
Receivable not arising from sale of metal concentrates (1)	116,596	—	—	116,596
Short-term investments, equity securities	—	117,776	—	117,776
Short-term investments, other than equity securities	—	—	—	—
Derivative financial assets	—	1,272	—	1,272
	$237,160	$167,815	$—	$404,975
Financial Liabilities:
Debt	$—	$275,000	$—	$275,000
(1)Included in Trade and other receivables.

Disclosure of financial liabilities by categories	Financial assets and liabilities by categories

December 31, 2020	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$167,113	$—	$—	$167,113
Trade receivables from provisional concentrates sales (1)	—	35,084	—	35,084
Receivable not arising from sale of metal concentrates (1)	84,486	—	—	84,486
Short-term investments, equity securities	—	111,946	—	111,946
Derivative financial assets	—	7,812	—	7,812
	$251,599	$154,842	$—	$406,441
Financial Liabilities:
Derivative financial liabilities	$—	$367	$—	$367
(1)Included in Trade and other receivables.

December 31, 2019	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$120,564	$—	$—	$120,564
Trade receivables from provisional concentrates sales (1)	—	48,767	—	48,767
Receivable not arising from sale of metal concentrates (1)	116,596	—	—	116,596
Short-term investments, equity securities	—	117,776	—	117,776
Short-term investments, other than equity securities	—	—	—	—
Derivative financial assets	—	1,272	—	1,272
	$237,160	$167,815	$—	$404,975
Financial Liabilities:
Debt	$—	$275,000	$—	$275,000
(1)Included in Trade and other receivables.

Disclosure of financial instruments at fair value through profit or loss
The Company’s short-term investments in equity securities are recorded at FVTPL for the year ended December 31, 2020 and 2019. Net gains (losses) on short-term investments recorded at FVTPL were as follows:

	2020 (1)	2019 (1)
Unrealized net gains on short-term investments, equity securities	$10,577	$83,705
Realized net gains on short-term investments, equity securities	51,562	—
	$62,139	$83,705
(1)Excludes $0.9 million in income not recorded at FVTPL for the year ended December 31, 2020 (2019 - $1.0 million).
The net gains (losses) on derivatives for the year ended December 31, 2020 and 2019 were comprised of the following:

	2020	2019
Gains on foreign currency and commodity contracts:
Realized (losses) gains on foreign currency and commodity contracts	$(2,594)	$2,669
Unrealized gains on foreign currency and commodity contracts	6,137	646
	$3,543	$3,315
Gain (loss) on derivatives:
Gain (loss) on warrants	$38	$(14)
	$38	$(14)

Disclosure of unrealized (losses) gains from short-term investments other than equity securities	The unrealized gains from short-term investments other than equity securities for the year ended December 31, 2020 and 2019 were as follows:

	2020	2019
Reclassification adjustment for realized gains on short-term investments, other than equity securities	—	(208)

Disclosure of assets and liabilities in the fair value hierarchy
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Statements of Financial Position at fair value on a recurring basis were categorized as follows:

	At December 31, 2020		At December 31, 2019
	Level 1	Level 2	Level 1	Level 2
Assets and Liabilities:
Short-term investments	$111,946	$—	$117,776	$—
Trade receivables from provisional concentrate sales	—	35,084	—	48,767
Derivative financial assets	—	7,812	—	1,272
Derivative financial liabilities	—	(367)	—	—
	$111,946	$42,529	$117,776	$50,039

Disclosure of credit risk exposure
Cash and cash equivalents, trade accounts receivable and other receivables that represent the maximum credit risk to the Company consist of the following:

	December 31, 2020	December 31, 2019
Cash and cash equivalents	$167,113	$120,564
Trade accounts receivable (1)	35,084	66,230
Supplier advances	8,186	3,391
Royalty receivable (1)	—	121
Employee loans (1)	552	392
(1)Included in Trade and other receivables.

Disclosure of maturity analysis for derivative financial liabilities	The following table summarizes the remaining contractual maturities of the Company's financial and non-financial liabilities, shown in contractual undiscounted cash flow:

Payments due by period 2020
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Financial liabilities
Accounts payable and accrued liabilities other than:	$272,266	$—	$—	$—	$272,266
Severance accrual	2,935	3,711	1,120	76	7,842
Employee compensation	6,737	—	—	—	6,737
Total accounts payable and accrued liabilities	281,938	3,711	1,120	76	286,845
Income taxes payable	54,556	—	—	—	54,556
Loss on commodity contracts	367	—	—	—	367
Debt
Interest & Standby Fees	2,110	2,294	—	—	4,404
Provisions(1)(2)	3,648	3,109	85	1	6,843
Future employee compensation	4,396	11,468	—	—	15,864
Total contractual obligations(2)	$347,015	$20,582	$1,205	$77	$368,879

Payments due by period 2019
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Financial liabilities
Accounts payable and accrued liabilities other than:	$221,488	$—	$—	$—	$221,488
Severance accrual	994	5,967	772	109	7,842
Employee compensation	2,848	—	—	—	2,848
Total accounts payable and accrued liabilities	225,330	5,967	772	109	232,178
Income taxes payable	24,770	—	—	—	24,770
Debt
Credit facility	—	—	275,000	—	275,000
Interest & Standby Fees	12,952	27,040	—	—	39,992
Provisions(1)(2)	3,979	633	1,350	967	6,929
Future employee compensation	1,444	8,711	—	—	10,155
Total contractual obligations(2)	$268,475	$42,351	$277,122	$1,076	$589,024
(1)Total litigation provision (Note 17).
(2)Amounts above do not include payments related to the Company’s anticipated closure and decommissioning obligation (current $8.4 million, long-term $226.7 million) discussed in Note 17 (2019 - current $3.4 million, long-term $185.1 million), the deferred credit arising from the Aquiline acquisition ($20.8 million) (2019 - $20.8 million) discussed in Note 20, and deferred tax liabilities of $175.3 million (2019 - $176.8 million).

Disclosure of exposure to currency risk through financial assets and liabilities
The Company is exposed to currency risk through the following financial assets and liabilities, and deferred income tax assets and liabilities denominated in foreign currencies:

At December 31, 2020	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$117,956	$4,952	$3,537	$(24,310)	$40,600
Mexican Peso	1,020	29,895	3,657	(45,050)	(72,552)
Argentine Peso	7,175	16,878	1,513	(14,543)	—
Bolivian Boliviano	571	218	(2,443)	(19,402)	(7,700)
European Euro	3	—	—	—	—
Peruvian Sol	13,917	26,257	(38,507)	(54,672)	(77,810)
Guatemala quetzal	453	677	—	(4,559)	1
	$141,095	$78,877	$(32,243)	$(162,536)	$(117,461)

At December 31, 2019	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current (1)	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$123,391	$3,897	$(769)	$(23,387)	$23,640
Mexican Peso	5,222	14,215	6,902	(64,589)	(73,938)
Argentine Peso	3,652	18,511	1,400	(16,143)	—
Bolivian Boliviano	3,447	221	(3,135)	(8,749)	(9,925)
European Euro	3	—	—	—	—
Peruvian Sol	2,406	55,851	(12,147)	(39,884)	(80,138)
Guatemala quetzal	353	1,482	—	(669)	—
	$138,474	$94,177	$(7,749)	$(153,421)	$(140,361)
(1)Recast comparative to provide consistency with current presentation.